Aberdeen Funds

Aberdeen China Opportunities Fund

Supplement dated August 2, 2017 to the Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

The following replaces the Portfolio Managers table for the Aberdeen China Opportunities Fund in the section entitled, “Summary — Aberdeen China Opportunities Fund — Portfolio Managers” on page 15 of the Prospectus:

Name	Title	Served on the Fund Since
Hugh Young	Managing Director	2009
Nicholas Yeo, CFA®	Director and Head of Equities Hong Kong	2009
Flavia Cheong, CFA®	Head of Equities — Asia Pacific ex Japan	2009
Kathy Xu, CFA®	Investment Manager	2009
Nicholas Chui, CFA®	Investment Manager	2011

The following replaces the information for the Aberdeen China Opportunities Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 152 of the Prospectus:

Aberdeen Asia-Pacific (ex-Japan) Equity Fund, Aberdeen China Opportunities Fund, Aberdeen Emerging Markets Fund and Aberdeen Japanese Equities Fund

The Asia-Pacific Equity Fund, the China Fund and the Japanese Equities Fund are managed by the Asia Pacific Equity Team. The Emerging Markets Fund is managed by the Global Emerging Markets Equity Team. Each team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. The teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser and Subadvisers do not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser and Subadvisers to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Teams are jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Hugh Young, Managing Director
Hugh Young is a Director of Aberdeen Asset Management PLC and Managing Director of the Group’s Asian business. He has overall responsibility for the Group’s active equity, fixed income and property capabilities. Hugh joined Aberdeen in 1985 to manage Asian equities from London, having previously held posts at Fidelity International and MGM Assurance. He founded Singapore-based Aberdeen Asia in 1992 and since then he has built the company into one of the largest and most well-respected managers of such assets globally.

Hugh graduated with a BA (Hons) in Politics from Exeter University.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund Aberdeen China Opportunities Fund Aberdeen Emerging Markets Fund Aberdeen Japanese Equities Fund

Nicholas Yeo, CFA®, Director and Head of Equities
Nicholas Yeo is the Head of China/Hong Kong Equities team. Nicholas joined Aberdeen in 2000 via the acquisition of Murray Johnstone. He was seconded to the London Global Emerging Market team for two years where he covered EMEA and Latin American companies, before returning to the Asian Equities team in Singapore in March 2004. In March 2007, he transferred to Hong Kong to lead Chinese equity research.

Nicholas holds a BA (Hons) in Accounting and Finance from The University of Manchester and an MSc in Financial Mathematics from Warwick Business School. Nicholas is a CFA® charterholder.

Aberdeen China Opportunities Fund

Flavia Cheong, CFA®, Head of Equities — Asia Pacific ex Japan
Flavia Cheong is Head of Equities — Asia Pacific ex Japan on the Asian Equities Team, where, in addition to sharing responsibility for company research, she oversees regional portfolio construction. Before joining Aberdeen in 1996, she was an economist with the Investment Company of the People’s Republic of China, and earlier with the Development Bank of Singapore. Flavia graduated with a BA in Economics and an MA (Hons) in Economics from the University of Auckland. She is a CFA Charterholder.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund Aberdeen China Opportunities Fund Aberdeen Emerging Markets Fund Aberdeen Japanese Equities Fund

Kathy Xu, CFA®, Investment Manager
Kathy Xu is an Investment Manager on the China/Hong Kong Equities Team. Kathy joined Aberdeen in 2007 upon graduation. Kathy graduated with a BA in Economics from Fudan University, China and an MSc in Economics (Distinction) from University of Hong Kong. She is a CFA Charterholder.

Aberdeen China Opportunities Fund

Nicholas Chui, CFA®, Investment Manager
Nicholas Chui is an Investment Manager on the China/Hong Kong Equities Team. He joined Aberdeen in 2011 upon completion of an internship with the team in 2010.

Nicholas holds a Bachelor of Accountancy from the Singapore Management University. Nicholas is a Chartered Accountant of Singapore and is a CFA® charterholder.

Aberdeen China Opportunities Fund

Adrian Lim, CFA®, Senior Investment Manager
Adrian Lim is a Senior Investment Manager on the Asian Equities Team. Adrian originally joined Aberdeen in 2000 as a Manager on the Private Equity Team, upon the acquisition of Murray Johnstone, but transferred to his current post soon afterwards. Previously, Adrian worked for Arthur Andersen LLP as an Associate Director advising clients on mergers & acquisitions. Adrian graduated with a BAcc from Nanyang Technological University, Singapore and is a CFA Charterholder.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund Aberdeen Japanese Equities Fund

Christopher Wong, CFA®, Senior Investment Manager
Christopher Wong is a Senior Investment Manager on the Asian Equities Team. Chris joined Aberdeen in 2001 in the Private Equity Team and transferred to the Asian Equities Team in 2002. Previously, Chris worked for Andersen Corporate Finance as an Associate Director advising clients on mergers and acquisitions in South East Asia. Chris graduated with a BA in Accounting and Finance from Heriot-Watt University, Edinburgh. Chris is a Fellow of the Chartered Certified Accountants (FCCA) and is a CFA Charterholder.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Gan Ai-Mee, Investment Manager
Gan Ai-Mee is an Investment Manager on the Asian Equities Team. Ai-Mee joined Aberdeen in April 2009. Previously, Ai-Mee worked as a Senior Associate with Transaction Advisory Services at Ernst & Young. Ai-Mee holds a BCom in Accounting & Finance and BSc in Information Systems, University of Melbourne. She is also a member of the Institute of Chartered Accountants in Australia.

Aberdeen Japanese Equities Fund

Devan Kaloo, Head of Equities
Devan Kaloo is Global Head of Equities and Head of Global Emerging Markets Equities for Aberdeen. Devan joined Aberdeen in 2000 as part of the Asian equities team in Singapore, before later transferring to London where he took up the position of Head of Global Emerging Markets Equities in 2005. In 2015 he was promoted to Global Head of Equities and joined Aberdeen’s Group management board. Devan started in fund management with Martin Currie in 1994 covering Latin America, before subsequently working with the North American equities, global asset allocation and eventually the Asian equities teams. Devan graduated with an MA (Hons) in International Relations and Management from the University of St Andrews and has a postgraduate diploma in Investment Analysis from the University of Stirling.

Aberdeen Emerging Markets Fund

Joanne Irvine, Head of Emerging Markets Ex-Asia
Joanne Irvine is Head of Emerging Markets (ex-Asia), on the Global Emerging Markets Equity Team in London. Joanne joined Aberdeen in 1996 in a group development role, and moved to the Global Emerging Markets Equity Team in 1997. Prior to Aberdeen, Joanne was with Rutherford Manson Dowds (subsequently acquired by Deloitte), specializing in raising private equity and bank funding for private companies. Joanne has a BA in Accounting from Caledonian University and qualified as a Chartered Accountant with Hardie Caldwell LLP in Glasgow, Scotland.

Aberdeen Emerging Markets Fund

Mark Gordon-James, CFA®, Senior Investment Manager
Mark Gordon-James is a Senior Investment Manager on the Global Emerging Markets Equities Team. Mark joined Aberdeen in 2004 from Merrill Lynch Investment Managers where he worked with the emerging markets team. Mark graduated with a BSc in

Aberdeen Emerging Markets Fund

Geography and Economics from the London School of Economics. Mark is a CFA Charterholder.

Please retain this Supplement for future reference.

Aberdeen Funds

Aberdeen China Opportunities Fund

Supplement dated August 2, 2017 to the Statement of Additional Information dated February 28, 2017, as supplemented to date (the “SAI”)

All references to Frank Tian are deleted from the SAI.

The following is added to the table reflecting each portfolio manager’s ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 128 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Nicholas Chui*	Aberdeen China Opportunities Fund	None

*Information is as of June 30, 2017.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2016)

Nicholas Chui** China Opportunities Fund

Registered Investment Companies: 23 accounts, $12,982.53 total assets
Other Pooled Investment Vehicles: 83 accounts, $38,859.91 total assets (2 accounts, $443.20 total assets of which the advisory fee is based on performance)
Other Accounts: 121 accounts, $33,612.55 total assets (15 accounts, $6,050.46 total assets of which the advisory fee is based on performance)

**The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of March 31, 2017.

Please retain this Supplement for future reference.